Commitments and Contingencies: Future minimum lease payments (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Future minimum lease payments
Year	Amount
2013	$364,800
2014	296,910
2015	253,020
2016	241,020
2017	241,020
Thereafter	3,374,280
Total	$4,771,050